Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Premises and equipment include the following at:

	December 31,
(in thousands)	2014	2013
Land	$2,850	$2,850
Building and leasehold improvements	9,002	8,858
Furniture and equipment	3,823	2,414
Software	200	167
	15,875	14,289
Less: accumulated depreciation and amortization	3,753	3,447
Net premises and equipment	$12,122	$10,842

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum lease payments under noncancellable operating leases within the years ending December 31, having an initial term in excess of one year are as follows:

(in thousands)
2015	$1,301
2016	1,270
2017	1,277
2018	1,307
2019	992
Thereafter	2,511
Total minimum lease payments	$8,658